Government Loans (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Instruments [Abstract]
Principal outstanding	$ 679,866
Deferred loan costs, net of amortization	(4,408)
Subtotal	675,458
Less current portion	(53,858)
Total long term portion	$ 621,600